Debt - Convertible Notes (Narrative) (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 13, 2024 USD ($) shares	Apr. 28, 2024 USD ($) shares	Apr. 30, 2023 USD ($)	Jun. 04, 2021 USD ($) debt_instrument $ / shares
Debt Instrument [Line Items]
Interest rate				1.07%
Shares issued upon conversion (in shares) | shares	5,000	5,000
Forfeiture of accrued interest in connection with the conversion of long-term notes payable		$ 890	$ 0
Convertible notes
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument				2
Face amount				$ 5,000
Conversion price (in dollars per share) | $ / shares				$ 10
Accrued interest	$ 137	137
Forfeiture of accrued interest in connection with the conversion of long-term notes payable	$ 890	$ 890